Segment Information - Analysis of Carrying Amount of Non-Current Assets, Being Property, Plant and Equipment, Exploration and Evaluation Assets and Other Intangible Assets and Leasehold Land Prepayments Analysed by Geographical Area (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of geographical areas [line items]
Non current assets	₨ 1,182,212	$ 17,094	₨ 1,107,662
India [member]
Disclosure of geographical areas [line items]
Non current assets	1,108,375	16,026	1,041,095
South Africa [member]
Disclosure of geographical areas [line items]
Non current assets	41,863	605	37,079
Namibia [member]
Disclosure of geographical areas [line items]
Non current assets	9,949	144	11,105
Taiwan [member]
Disclosure of geographical areas [line items]
Non current assets	12,197	176	12,253
Others [member]
Disclosure of geographical areas [line items]
Non current assets	₨ 9,828	$ 141	₨ 6,130